INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2014
INVENTORIES, NET [Abstract]
Schedule of Inventory, Net
	December 31,
	2014	2013
	$	$

Raw materials, parts and supplies	759	687
Finished products	855	20

	1,614	707